Leases - Leases By Region (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2018
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	$ 287,870	$ 0	$ 308,300
Finance Lease, Right-of-Use Asset	4,792	$ 0
North America [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	143,556
Finance Lease, Right-of-Use Asset	246
EMEA [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	110,552
Finance Lease, Right-of-Use Asset	3,221
Asia [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	20,492
Finance Lease, Right-of-Use Asset	516
Latin America [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset	13,270
Finance Lease, Right-of-Use Asset	$ 809